Insurance and reinsurance contracts - Adjusted shareholders' equity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Shareholders' equity	$ 17,823	$ 16,731	[1]	$ 18,936	[1]
CSM, net of reinsurance	21,012	19,989		24,749
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	1,367	1,295		1,144
Less: Related tax adjustments	(2,856)	(2,804)		(3,058)
Adjusted shareholders' equity	37,346	35,211		41,771
Excluding JVs and associates
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Shareholders' equity	15,883	14,472		16,238
CSM, net of reinsurance	18,839	17,838		22,525
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	1,367	1,295		1,144
Less: Related tax adjustments	(2,347)	(2,295)		(2,531)
Adjusted shareholders' equity	33,742	31,310		37,376
Group's share relating to JVs and associates
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Shareholders' equity	1,940	2,259		2,698
CSM, net of reinsurance	2,173	2,151		2,224
Less: Related tax adjustments	(509)	(509)		(527)
Adjusted shareholders' equity	$ 3,604	$ 3,901		$ 4,395

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published